U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Filing Under Rule 24F-2

of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust 400 Howard Street
San Francisco, CA 94105

2.	The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]

iShares Adaptive Currency Hedged MSCI EAFE ETF

iShares China Large-Cap ETF

iShares Cloud 5G and Tech ETF

iShares Core Aggressive Allocation ETF

iShares Core Conservative Allocation ETF

iShares Core Growth Allocation ETF

iShares Core Moderate Allocation ETF

iShares Core MSCI EAFE ETF

iShares Core MSCI Europe ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Pacific ETF

iShares Core MSCI Total International Stock ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI EAFE ETF

iShares Currency Hedged MSCI EAFE Small-Cap ETF

iShares Cybersecurity and Tech ETF

iShares Edge MSCI Min Vol Europe ETF

iShares Edge MSCI Min Vol Japan ETF

iShares ESG Aware Aggressive Allocation ETF

iShares ESG Aware Conservative Allocation ETF

iShares ESG Aware Growth Allocation ETF

iShares ESG Aware Moderate Allocation ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Global Multifactor ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Multifactor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Size Factor ETF

iShares MSCI Intl Small-Cap Multifactor ETF

iShares MSCI Intl Value Factor ETF

iShares MSCI Kokusai ETF

iShares MSCI USA Mid-Cap Multifactor ETF

iShares MSCI USA Min Vol Factor ETF

iShares MSCI USA Momentum Factor ETF

iShares MSCI USA Multifactor ETF

iShares MSCI USA Quality Factor ETF

iShares MSCI USA Size Factor ETF

iShares MSCI USA Small-Cap Min Vol Factor ETF

iShares MSCI USA Small-Cap Multifactor ETF

iShares MSCI USA Value Factor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

iShares U.S. Tech Breakthrough Multisector ETF

iShares Virtual Work and Life Multisector ETF

3.	Investment Company Act File Number: 811-09729

Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 7/31/2021

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	[ ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number. SEC 2393 (6-02)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$83,784,939,150

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$53,645,287,121

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	- $53,645,287,121

	(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$30,139,652,029

	(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii) Multiplier for determining registration fee

	(See Instruction C.9):	X 0.0000927

	(viii) Registration fee due [multiply

	Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $2,793,945.74

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$ 2,793,945.74

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:	10/26/21

	Method of Delivery:

	[x] Wire Transfer

	[ ] Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Assistant Treasurer

Date:    10/27/2021

*	Please print the name and title of the signing officer below the signature.